Subsequent Events (Details) (USD $)				0 Months Ended	3 Months Ended				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility	Mar. 31, 2013 Unsecured Debt 2012 Credit Facility LIBOR	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility LIBOR	Apr. 05, 2013 Subsequent event Secured Debt 2012 term loan, maturing on June 30, 2017	Apr. 05, 2013 Subsequent event Secured Debt Amended 2012 term loan, maturing on June 30, 2017	Apr. 05, 2013 Subsequent event Secured Debt Amended 2012 term loan, maturing on June 30, 2017 LIBOR	Apr. 01, 2013 Subsequent event Unsecured Debt 2012 Credit Facility
Subsequent events
Maximum borrowing capacity				$ 2,300,000,000						$ 2,300,000,000
Term of debt instrument				3 years						3 years
Outstanding principal amount	$ 24,134,368,000	$ 24,342,787,000	$ 24,384,272,000				$ 900,000,000	$ 750,000,000
Variable rate basis					LIBOR				LIBOR
Margin added to variable rate basis (as a percent)					2.25%	2.25%			2.75%
Interest rate floor (as a percent)									0.75%